REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 12-REGULATORY MATTERS

During 2011, the Bank was subject to minimum regulatory capital standards promulgated by the OTS and OCC. Failure to meet minimum capital requirements can initiate certain mandatory-and possible additional discretionary-actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Such minimum capital standards generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The tangible capital requirement provides for minimum tangible capital (defined as stockholders' equity less all intangible assets) equal to 1.5% of adjusted total assets. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) equal to 4% of adjusted total assets. The risk-based capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) adjusted for the general valuation allowances equal to 8% of total assets classified in one of four risk-weighted categories.

As of December 31, 2011 and 2010, management believes that the Bank met all capital adequacy requirements to which it was subject.

	Regulatory capital December 31, 2011
	Tangible			Core			Risk-Based
	Capital	Percent		Capital	Percent		Capital	Percent
	(in thousands)
Capital under generally accepted accounting principles	$74,214	10.96%		$74,214	10.96%		$74,214	18.58%
Unrealized gain on certain available-for-sale securities	(3,649)	(0.54	) %	(3,649)	(0.54	) %	(3,649)	(0.91	) %
Adjustment to record funded status of pension	2,903	0.43%		2,903	0.43%		2,903	0.72%
Goodwill and other intangible assets	(4,324)	(0.64	) %	(4,324)	(0.64	) %	(4,324)	(1.08	) %
Additional capital items
General valuation allowances-limited	-	-%		-	-%		5,003	1.25%
Regulatory capital computed	69,144	10.21%		69,144	10.21%		74,147	18.56%
Minimum capital requirement	10,154	1.50%		27,078	4.00%		31,953	8.00%
Regulatory capital-excess	$58,990	8.71%		$42,066	6.21%		$42,194	10.56%

	Regulatory capital December 31, 2010
	Tangible			Core			Risk-Based
	Capital	Percent		Capital	Percent		Capital	Percent
	(in thousands)
Capital under generally accepted accounting principles	$70,604	10.27%		$70,604	10.27%		$70,604	17.44%
Unrealized gain on certain available-for-sale securities	(2,156)	(0.31	) %	(2,156)	(0.31	) %	(2,156)	(0.53	) %
Adjustment to record funded status of pension	1,545	0.23%		1,545	0.23%		1,545	0.38%
Goodwill and other intangible assets	(4,324)	(0.63	) %	(4,324)	(0.63	) %	(4,324)	(1.07	) %
Additional capital items
General valuation allowances-limited	-	-%		-	-%		5,072	1.25%
Regulatory capital computed	65,669	9.56%		65,669	9.56%		70,741	17.47%
Minimum capital requirement	10,308	1.50%		27,487	4.00%		32,397	8.00%
Regulatory capital-excess	$55,361	8.06%		$38,182	5.56%		$38,344	9.47%

 At December 31, 2011 and 2010, the Bank exceeded all regulatory requirements for classification as a “well-capitalized” institution. A “well-capitalized” institution must have risk-based capital of 10% and core capital of 5%. There are no conditions or events that have occurred that management believes have changed the Bank's classification as a “well-capitalized” institution.

The Bank maintains a liquidation account for the benefit of eligible savings account holders who maintained deposit accounts in the Bank at the time the Bank converted to a stock form of ownership and who continue as depositors. The Bank may not declare or pay a cash dividend on or repurchase any of its common shares if the effect thereof would cause the Bank's stockholders' equity to be reduced below either the amount required for the liquidation account or the regulatory capital requirements for insured institutions.